EPS	12 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EPS

13. EPS

The components of basic EPS consist of the following:

	Six months ended June 30,	Year ended June 30,	Year Ended June 30,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Net income (loss) attributable to equity holders of the Company	3,649,121	(7,933,627)	14,591,784	1,870,740
Weighted-average ordinary shares outstanding	447,289	632,187	7,774,007	7,774,007
EPS	8.16	(12.55)	1.88	0.24

No diluted earnings per share for the six months ended June 30, 2024 and the years ended June 30, 2025 and 2026 were presented as there were no potential ordinary shares in issue for all period/years.

The weighted average number of ordinary shares for the purpose of basic EPS has been adjusted for (i) the 1-for-30 share consolidation of the ordinary shares on October 7, 2025 and (ii) the issuance of 5,300,000 ordinary shares for the common control combination of Axiom, as if the combination had occurred from the date common control commenced on July 1, 2025 (the actual issuance of the shares took place on May 29, 2026).